Investment Objectives and Goals - Large Cap Equity Fund	Oct. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMF Large Cap Equity Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to achieve capital appreciation.
Objective, Secondary [Text Block]	The objective of income is secondary.